Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 30, 2016	Jun. 30, 2019	Jun. 30, 2018
Shareholder's Equity (Textual)
Weighted average fair values		$ 7.70	$ 19.62
Compensation cost		$ 772	$ 827
Unrecognized costs related to non-vested share-based compensation		$ 2,749
Recognized over a weighted average period		1 year 1 month 16 days
Ordinary shares issued		712,225
Minimum [Member]
Shareholder's Equity (Textual)
Ordinary shares issued	1,250,000
Maximum [Member]
Shareholder's Equity (Textual)
Ordinary shares issued	2,450,000